Notes Receivable (Details Narrative) - USD ($)	Feb. 19, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Financing Receivable, after Allowance for Credit Loss	$ 206,000	$ 202,000	$ 203,000	$ 206,000
Debt Instrument, Interest Rate, Stated Percentage	6.50%	0.50%	50.00%
Debt Instrument, Maturity Date, Description	August 19, 2022 later amended to February 19, 2026.
Financing Receivable, after Allowance for Credit Loss, Current		$ 135,000	$ 203,000	16,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent		$ 67,000		$ 190,000